BASIS OF PRESENTATION (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:WorkingCapitalDeficit-0]	$ 127,869
Ensysce Biosciences, Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:NetCashUsedInOperatingActivities]	1,200,000
[custom:WorkingCapitalDeficit-0]	6,700,000
[custom:AccumulatedDeficit-0]	$ 56,000,000.0
Subscription term.	36 months
[custom:SubscriptionPaymentDescription]	The investor will pay, in cash, a per-share amount equal to 90% of the average daily closing price of the Company’s stock during the 30 consecutive trading days prior to the issuance of a draw notice, which shall not exceed 400% of the average trading volume for the 30 trading days immediately preceding the draw down date.
Ensysce Biosciences, Inc [Member] | Investor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:CommitmentFee]	$ 1,200,000
Ensysce Biosciences, Inc [Member] | Investor [Member] | First Anniversary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:CommitmentFee]	800,000
Ensysce Biosciences, Inc [Member] | Investor [Member] | 18-Month Anniversary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:CommitmentFee]	400,000
Ensysce Biosciences, Inc [Member] | Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Value, Subscriptions	$ 60,000,000.0